Warrants	3 Months Ended	8 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Warrants [Abstract]
Warrants

Note 12 - Warrants

Warrant accounting

We account for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to our own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations.

The warrants issued upon the follow-on offering and private placements meet the criteria for equity classification under ASC 480 and ASC 815, therefore, the warrants are classified as equity.

On October 23, 2023, pursuant to the terms of the GEM Agreement (as defined above), we issued GYBL warrants to purchase up to 1,700,884 shares of the Company’s common stock (the “GEM Warrants”). The GEM Warrants are exercisable, for cash, at an original exercise price of $406.67 per share, which exercise price was subsequently adjusted to $371.90 after the Company’s most recent public offering, and the exercise price of the GEM Warrants are subject to further adjustments specified therein.

We believe the likelihood that any warrant holders will exercise their warrants, and therefore the amount of cash proceeds that we would receive, is dependent upon the trading price of our common stock. If the trading price for our common stock is less than $371.90 per share, in the case of the GEM Warrants, we believe holders of the GEM Warrants will be unlikely to exercise them. While current conditions influencing the exercise of the GEM Warrants make such exercise unlikely, further adjustments to its exercise price may make the GEM Warrants more attractive for investors to exercise. Our analysis is based on the trading price of our common stock as of the date of this report, with a threshold set at $371.90 per share for the GEM warrants.

On November 24, 2023, we conducted a follow-on offering by issuing 1,600,000 units priced at $5.00 per unit. This offering generated total gross proceeds of $8.0 million, and after deducting associated expenses, the net proceeds amounted to $7.16 million. Each unit consisted of one share and one and a half warrants, allowing warrant holders to exercise their rights over a five-year period at a price of $5.00.

The factors considered in the Black Scholes option valuation model are as below:

	Rhove acquisition	Follow-on
Underlying stock price	$10	$4
Exercise price	$10	$5
Volatility	76.60%	90.00%
Risk free interest rate	3.69%	4.43%
Maturity	2 years	5 years

Warrant activity for the period ended March 31, 2024 follows:

	Warrants	Weighted Average	Average Remaining Contractual
	Outstanding	Exercise Price	Life (Years)
Warrants outstanding on April 30, 2022	—	$—	0.00
Warrant activity	—	—	—
Warrants outstanding on April 30, 2023	0.00	$0.00	0.00
Warrants Issued on October 23, 2023	1,700,884	371.90	4.56
Warrants Issued on November 21, 2023	1,600,000	5.00	4.64
Warrants outstanding on March 31, 2024	3,300,884	$194.06	4.60

Note 15 - Warrants

Warrant accounting

We account for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to our own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations.

The warrants issued upon the follow-on offering and private placements meet the criteria for equity classification under ASC 480 and ASC 815, therefore, the warrants are classified as equity.

On October 23, 2023, pursuant to the terms of the GEM Agreement (as defined above), we issued warrants to purchase up to 1,700,884 shares of the Company’s common stock, which were issued to GYBL (as defined above). The GEM Warrants are exercisable, for cash, for an equal number of shares of our common stock at an original exercise price of $406.67 per share, which exercise price was subsequently adjusted to $371.90 after the Company’s most recent public offering, and the exercise price of the GEM Warrants are subject to further adjustments specified therein.

In consideration for these services, the Company has agreed to pay GEM a commitment fee equal to 2% of the First Tranche that is $1,000,000 (as defined in the GEM Agreement) (the “Commitment Fee”), and, to the extent that the Company has completed Draw Downs (as defined in the GEM Agreement) within the Second Tranche (as defined in the GEM Agreement), the Company shall tender to GYBL, as an additional commitment fee, an amount equal to 2% of the Second Tranche (as defined in the GEM Agreement) (the “Additional Commitment Fee”), each deliverable as set forth below. The Commitment Fee or Additional Commitment Fee, as applicable, due upon each Draw Down may be paid in cash from the proceeds of such Draw Down or in freely tradeable shares of the Company’s common stock valued at the Daily Closing Price (as defined in the GEM Agreement) at the time of such Draw Down, at the option of the Company in cash or freely tradable shares of the Company’s common stock, payable on or prior to the second anniversary of the date of listing.

We believe the likelihood that any warrant holders will exercise their warrants, and therefore the amount of cash proceeds that we would receive, is dependent upon the trading price of our common stock. If the trading price for our common stock is less than $371.90 per share, in the case of the GEM Warrants, we believe holders of the GEM Warrants will be unlikely to exercise them. While current conditions influencing the exercise of the GEM Warrants make such exercise unlikely, further adjustments to its exercise price may make the GEM Warrants more attractive for investors to exercise. Our analysis is based on the trading price of our common stock as of the date of this prospectus, with a threshold set at $371.90 per share for the GEM warrants.

On November 24, 2023, we conducted a follow-on offering by issuing 1,600,000 units priced at $5.00 per unit. This offering generated total gross proceeds of $8.0 million, and after deducting associated expenses, the net proceeds amounted to $7.16 million. Each unit consisted of one share and one and a half warrants, allowing warrant holders to exercise their rights over a five-year period at a price of $5.00.

The factors considered in the Black Scholes option valuation model are as below:

	Rhove acquisition	Follow-on
Underlying stock price	$10	$4
Exercise price	$10	$5
Volatility	76.60%	90.00%
Risk free interest rate	3.69%	4.43%
Maturity	2 years	5 years

Warrant activity during the eight months ended December 31, 2023 follows:

	Warrants	Weighted Average	Average Remaining Contractual
	Outstanding	Exercise Price	Life (Years)
Warrants outstanding on April 30, 2022	—	$—	0.00
Warrant activity	—	—	—
Warrants outstanding on April 30, 2023	0.00	$0.00	0.00
Warrants Issued on October 23, 2023	1,700,884	371.90	4.81
Warrants Issued on November 21, 2023	1,600,000	5.00	4.89
Warrants outstanding on December 31, 2023	3,300,884	194.06	4.85